Summary of Significant Accounting Policies Regulated Operations (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Schedule of Regulatory Assets and Liabilities [Line Items]
Fuel clause under recoveries	$ 0.0	$ 51.3
Fuel clause over recoveries	1.7	0.0
Regulatory Assets, Current	40.8	121.8
Regulatory Assets, Noncurrent	283.0	404.8
Regulatory Liability, Current	3.9	12.3
Regulatory Liability, Noncurrent	1,283.4	299.7
Other Regulatory Liabilities [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Liability, Current	2.2	12.3
Regulatory Liability, Noncurrent	7.2	1.4
Income taxes recoverable from customers, net [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Liability, Noncurrent	955.5	0.0
Accrued removal obligations [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Liability, Noncurrent	288.4	262.8
Pension tracker [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Liability, Noncurrent	32.3	35.5
Oklahoma demand program rider under recovery [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Assets, Current	31.6	51.0
SPP cost tracker under recovery [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Assets, Current	7.7	10.0
Other Regulatory Assets [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Assets, Current	1.5	9.5
Regulatory Assets, Noncurrent	18.5	17.6
Benefit obligations regulatory asset [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Assets, Noncurrent	177.2	232.6
Income taxes recoverable from customers, net [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Assets, Noncurrent	0.0	62.3
Smart Grid [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Assets, Noncurrent	32.8	43.2
Deferred storm expenses [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Assets, Noncurrent	42.2	35.7
Unamortized loss on reacquired debt [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Regulatory Assets, Noncurrent	$ 12.3	$ 13.4